UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

January 31, 2010
unaudited

Common stocks — 86.02%	Shares	Value (000)

ENERGY — 9.30%
Apache Corp.	483,400	$47,745
Baker Hughes Inc.	1,070,000	48,450
BJ Services Co.	4,814,837	99,523
Chevron Corp.	1,973,911	142,358
ConocoPhillips	4,477,900	214,939
Devon Energy Corp.	1,925,000	128,802
EOG Resources, Inc.	531,600	48,067
Halliburton Co.	1,200,000	35,052
Hess Corp.	822,200	47,515
Marathon Oil Corp.	5,353,600	159,591
Royal Dutch Shell PLC, Class A (ADR)	5,076,000	281,160
Schlumberger Ltd.	880,400	55,870
Smith International, Inc.	350,000	10,612
Spectra Energy Corp	3,930,500	83,523
Sunoco, Inc.	500,000	12,545
		1,415,752

MATERIALS — 3.40%
Air Products and Chemicals, Inc.	2,467,300	187,416
Dow Chemical Co.	750,000	20,317
E.I. du Pont de Nemours and Co.	690,000	22,501
International Paper Co.	1,250,000	28,638
MeadWestvaco Corp.	5,409,864	130,215
Monsanto Co.	220,700	16,747
Praxair, Inc.	1,222,300	92,064
Weyerhaeuser Co.	500,000	19,950
		517,848

INDUSTRIALS — 14.64%
3M Co.	2,013,700	162,083
Avery Dennison Corp.	2,825,000	91,841
Boeing Co.	2,585,000	156,651
Cintas Corp.	785,000	19,711
CSX Corp.	2,742,500	117,544
Eaton Corp.	400,000	24,496
Emerson Electric Co.	1,300,000	54,002
General Dynamics Corp.	945,000	63,173
General Electric Co.	8,417,500	135,353
Illinois Tool Works Inc.	850,000	37,051
Lockheed Martin Corp.	1,905,000	141,961
Manpower Inc.	555,000	28,743
Norfolk Southern Corp.	875,200	41,187
Northrop Grumman Corp.	200,000	11,320
Pentair, Inc.	1,800,000	54,972
Pitney Bowes Inc.	4,166,900	87,172
Precision Castparts Corp.	314,000	33,048
R.R. Donnelley & Sons Co.	6,212,657	123,135
Rockwell Automation	1,250,000	60,300
Southwest Airlines Co.	4,450,000	50,419
Union Pacific Corp.	2,723,400	164,766
United Parcel Service, Inc., Class B	2,622,500	151,502
United Technologies Corp.	4,130,000	278,692
Waste Management, Inc.	4,345,000	139,257
		2,228,379

CONSUMER DISCRETIONARY — 7.73%
Carnival Corp., units1	655,000	21,831
Comcast Corp., Class A, special nonvoting shares	1,500,000	22,710
Darden Restaurants, Inc.	3,800,000	140,448
Harley-Davidson, Inc.	2,408,000	54,758
Home Depot, Inc.	2,669,200	74,764
Johnson Controls, Inc.	5,990,000	166,702
Lowe’s Companies, Inc.	2,848,100	61,661
Mattel, Inc.	1,500,000	29,580
McDonald’s Corp.	1,200,000	74,916
News Corp., Class A	3,850,000	48,549
Omnicom Group Inc.	1,500,000	52,950
Staples, Inc.	1,600,000	37,536
Target Corp.	2,000,000	102,540
Time Warner Cable Inc.	322,381	14,053
Time Warner Inc.	4,002,666	109,873
VF Corp.	1,150,000	82,835
YUM! Brands, Inc.	2,340,000	80,051
		1,175,757

CONSUMER STAPLES — 7.50%
Avon Products, Inc.	2,690,000	81,077
Coca-Cola Co.	1,850,000	100,362
Colgate-Palmolive Co.	637,500	51,019
ConAgra Foods, Inc.	950,000	21,603
General Mills, Inc.	750,000	53,483
H.J. Heinz Co.	600,000	26,178
Kellogg Co.	2,685,600	146,150
Kimberly-Clark Corp.	1,900,000	112,841
Kraft Foods Inc., Class A	9,235,000	255,440
PepsiCo, Inc.	2,305,000	137,424
Procter & Gamble Co.	310,000	19,080
Sara Lee Corp.	6,193,800	75,193
Wal-Mart Stores, Inc.	1,150,000	61,445
		1,141,295

HEALTH CARE — 10.22%
Abbott Laboratories	4,179,600	221,268
Amgen Inc.1	630,000	36,842
Bristol-Myers Squibb Co.	4,662,500	113,579
Cardinal Health, Inc.	1,305,000	43,156
Eli Lilly and Co.	3,355,000	118,096
Johnson & Johnson	600,000	37,716
Medtronic, Inc.	3,452,000	148,056
Merck & Co., Inc.	14,403,160	549,913
Novartis AG (ADR)	1,900,000	101,707
Pfizer Inc	9,895,000	184,641
		1,554,974

FINANCIALS — 3.26%
Allstate Corp.	700,000	20,951
Arthur J. Gallagher & Co.	1,037,331	23,392
Bank of America Corp.	3,227,933	49,000
Bank of New York Mellon Corp.	3,456,000	100,535
Capital One Financial Corp.	735,000	27,092
JPMorgan Chase & Co.	3,533,000	137,575
Lincoln National Corp.	413,300	10,159
Marsh & McLennan Companies, Inc.	1,510,000	32,555
Travelers Companies, Inc.	1,000,000	50,670
U.S. Bancorp	1,750,000	43,890
		495,819

INFORMATION TECHNOLOGY — 13.55%
Analog Devices, Inc.	700,000	18,872
Automatic Data Processing, Inc.	2,000,000	81,580
Cisco Systems, Inc.1	1,950,000	43,817
Google Inc., Class A1	57,000	30,177
Hewlett-Packard Co.	4,320,000	203,342
Intel Corp.	9,423,000	182,806
International Business Machines Corp.	2,810,000	343,916
KLA-Tencor Corp.	357,000	10,067
Linear Technology Corp.	3,845,000	100,355
Maxim Integrated Products, Inc.	4,930,000	86,176
Microchip Technology Inc.	3,238,925	83,597
Microsoft Corp.	16,849,198	474,810
Nokia Corp. (ADR)	1,940,000	26,559
Oracle Corp.	6,815,000	157,154
Paychex, Inc.	1,000,000	28,990
QUALCOMM Inc.	800,000	31,352
SAP AG (ADR)	1,031,000	46,725
Texas Instruments Inc.	4,100,000	92,250
Xilinx, Inc.	800,400	18,873
		2,061,418

TELECOMMUNICATION SERVICES — 6.46%
AT&T Inc.	20,497,297	519,811
CenturyTel, Inc.	9,097,822	309,417
Verizon Communications Inc.	5,209,712	153,270
		982,498

UTILITIES — 7.70%
Ameren Corp.	3,598,680	91,946
American Electric Power Co., Inc.	1,435,000	49,723
Dominion Resources, Inc.	2,800,000	104,888
DTE Energy Co.	750,000	31,530
Duke Energy Corp.	3,800,000	62,814
Exelon Corp.	3,893,720	177,632
FirstEnergy Corp.	2,552,900	111,358
PPL Corp.	3,252,000	95,901
Progress Energy, Inc.	2,346,900	91,459
Public Service Enterprise Group Inc.	2,575,000	78,769
Questar Corp.	3,000,000	124,440
Southern Co.	1,652,000	52,864
Xcel Energy Inc.	4,745,000	98,601
		1,171,925

MISCELLANEOUS — 2.26%
Other common stocks in initial period of acquisition		344,526

Total common stocks (cost: $12,209,000,000)		13,090,191

Preferred stocks — 1.86%

FINANCIALS — 1.86%
JPMorgan Chase & Co., Series I, 7.90%2	107,631,000	110,606
PNC Financial Services Group, Inc., Series K, 8.25%2	900,000	939
PNC Preferred Funding Trust III 8.70%2,3	35,900,000	37,163
Wachovia Capital Trust III 5.80%2	27,846,000	21,806
Wells Fargo & Co., Series K, 7.98%2	111,146,000	112,813

Total preferred stocks (cost: $250,734,000)		283,327

Convertible securities — 0.28%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	22,000	3,106

FINANCIALS — 0.23%
SLM Corp., Series C, 7.25% convertible preferred 2010	61,000	35,247

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		4,681

Total convertible securities (cost: $33,740,000)		43,034

	Principal amount
Bonds & notes — 6.66%	(000)

ENERGY — 0.19%
Apache Corp. 6.00% 2013	$5,000	5,636
Chevron Corp. 3.95% 2014	5,000	5,303
Enbridge Energy Partners, LP 5.35% 2014	5,075	5,367
Kinder Morgan Energy Partners LP 6.75% 2011	4,000	4,221
Kinder Morgan Energy Partners LP 6.85% 2020	3,000	3,417
Shell International Finance B.V. 4.00% 2014	5,000	5,290
		29,234

INDUSTRIALS — 0.26%
Burlington Northern Santa Fe Corp. 6.75% 2011	8,442	9,098
Honeywell International Inc. 3.875% 2014	3,400	3,591
Lockheed Martin Corp. 4.121% 2013	1,450	1,536
Norfolk Southern Corp. 8.625% 2010	5,000	5,119
Northrop Grumman Corp. 7.75% 2016	4,420	5,357
PACCAR Inc, Series A, 6.375% 2012	5,000	5,443
PACCAR Inc, Series A, 6.875% 2014	5,000	5,754
Union Pacific Corp. 5.125% 2014	3,830	4,136
		40,034

CONSUMER DISCRETIONARY — 1.47%
AOL Time Warner Inc. 6.75% 2011	24,505	26,070
AOL Time Warner Inc. 6.875% 2012	8,436	9,341
Black & Decker Corp. 8.95% 2014	18,000	21,655
Comcast Cable Communications, Inc. 6.75% 2011	4,335	4,574
Hasbro, Inc. 6.125% 2014	3,750	4,117
Johnson Controls, Inc. 5.50% 2016	1,720	1,797
News America Inc. 6.90% 2019	3,155	3,625
Staples, Inc. 7.75% 2011	9,380	10,070
Staples, Inc. 9.75% 2014	101,450	123,859
Time Warner Cable Inc. 6.20% 2013	3,985	4,403
Time Warner Inc. 5.50% 2011	13,875	14,831
		224,342

CONSUMER STAPLES — 0.31%
Avon Products, Inc. 5.625% 2014	5,000	5,554
Coca-Cola Enterprises Inc. 3.75% 2012	5,000	5,256
ConAgra Foods, Inc. 5.875% 2014	5,000	5,535
CVS Caremark Corp. 1.756% 20102	21,055	21,244
CVS Caremark Corp. 6.60% 2019	2,665	2,965
Safeway Inc. 6.25% 2014	5,900	6,598
		47,152

HEALTH CARE — 0.16%
Aetna Inc. 5.75% 2011	1,962	2,067
Aetna Inc. 7.875% 2011	435	467
Cardinal Health, Inc. 5.65% 2012	2,800	3,017
Eli Lilly and Co. 3.55% 2012	4,250	4,451
Merck & Co., Inc. 1.875% 2011	3,765	3,812
Pfizer Inc. 4.45% 2012	5,000	5,326
UnitedHealth Group Inc. 0.472% 20102	50	50
WellPoint, Inc. 5.00% 2011	5,000	5,182
		24,372

FINANCIALS — 1.57%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,429
American Express Bank 5.55% 2012	28,250	30,447
American Express Centurion Bank 5.55% 2012	18,870	20,337
American Express Co. 7.00% 2018	2,870	3,227
Bank of America Corp. 4.25% 2010	4,720	4,827
Bank of America Corp. 4.375% 2010	24,110	24,822
Bank of America Corp. 4.50% 2010	7,965	8,109
Bank of America Corp. 6.50% 2016	7,000	7,587
Citigroup Inc. 4.625% 2010	2,890	2,942
Citigroup Inc. 6.125% 2017	7,000	7,090
ERP Operating LP 5.50% 2012	1,950	2,054
ERP Operating LP 6.625% 2012	5,500	5,905
ERP Operating LP 6.584% 2015	3,500	3,793
ERP Operating LP 5.125% 2016	2,400	2,478
ERP Operating LP 5.375% 2016	13,404	13,937
ERP Operating LP 5.75% 2017	39,855	41,330
ERP Operating LP 7.125% 2017	5,000	5,482
JPMorgan Chase & Co. 4.75% 2013	5,000	5,373
Kimco Realty Corp., Series C, 5.304% 2011	2,500	2,546
Kimco Realty Corp., Series C, 4.82% 2014	5,000	5,148
MassMutual Global Funding II, 3.625% 20123	5,250	5,464
MetLife Global Funding 5.125% 20143	3,000	3,217
Metropolitan Life Global Funding I, 5.125% 20133	1,665	1,795
New York Life Global Funding 2.25% 20123	5,000	5,054
PNC Funding Corp. 0.449% 20142	5,000	4,852
Simon Property Group, LP 6.75% 2014	7,000	7,790
Westfield Group 5.75% 20153	7,000	7,523
		238,558

INFORMATION TECHNOLOGY — 0.10%
KLA-Tencor Corp. 6.90% 2018	13,700	14,895

TELECOMMUNICATION SERVICES — 0.23%
AT&T Inc. 4.85% 2014	5,000	5,411
Telecom Italia Capital SA 6.175% 2014	5,000	5,488
Verizon Communications Inc. 5.55% 2014	5,000	5,520
Verizon Communications Inc. 8.50% 2018	15,000	18,958
		35,377

UTILITIES — 0.18%
FirstEnergy Solutions Corp. 4.80% 2015	3,000	3,125
FPL Group Capital, Inc. 7.875% 2015	20,000	24,445
		27,570

MORTGAGE-BACKED OBLIGATIONS4 — 1.31%
DEPFA ACS Bank 4.75% 2010	3,980	4,066
Fannie Mae 4.50% 2023	16,491	17,198
Fannie Mae 5.50% 2023	13,484	14,461
Fannie Mae 4.00% 2024	45,922	46,790
Fannie Mae 4.00% 2024	22,994	23,438
Fannie Mae 4.00% 2024	19,079	19,439
Fannie Mae 4.50% 2024	46,402	48,364
Fannie Mae 5.00% 2039	23,843	24,812
		198,568

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.88%
Fannie Mae 2.50% 2014	25,775	26,006
Freddie Mac 1.75% 2012	50,240	50,850
U.S. Treasury 1.125% 2011	5,000	5,035
U.S. Treasury 1.875% 2012	10,000	10,196
U.S. Treasury 4.25% 2013	10,000	10,910
U.S. Treasury 3.25% 2016	10,000	10,220
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,105
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,277
		133,599

Total bonds & notes (cost: $923,518,000)		1,013,701

	Principal amount	Value
Short-term securities — 4.61%	(000)	(000)

Coca-Cola Co. 0.15%–0.24% due 2/2–5/12/20103	$163,300	$163,246
Fannie Mae 0.15%–0.25% due 5/10–8/16/2010	140,800	140,736
Federal Farm Credit Banks 0.23% due 8/23/2010	25,000	24,973
Federal Home Loan Bank 0.10% due 3/19/2010	16,700	16,699
Freddie Mac 0.058%–0.33% due 2/16–9/15/2010	229,920	229,830
U.S. Treasury Bills 0.20%–0.338% due 5/6–8/26/2010	126,000	125,923

Total short-term securities (cost: $701,206,000)		701,407

Total investment securities (cost: $14,118,198,000)		15,131,660
Other assets less liabilities		86,990

Net assets		$15,218,650

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,462,000, which represented 1.47% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$1,415,752	$—	$—	$1,415,752
Materials	517,848	—	—	517,848
Industrials	2,228,379	—	—	2,228,379
Consumer discretionary	1,175,757	—	—	1,175,757
Consumer staples	1,141,295	—	—	1,141,295
Health care	1,554,974	—	—	1,554,974
Financials	495,819	—	—	495,819
Information technology	2,061,418	—	—	2,061,418
Telecommunication services	982,498	—	—	982,498
Utilities	1,171,925	—	—	1,171,925
Miscellaneous	344,526	—	—	344,526
Preferred stocks	—	283,327	—	283,327
Convertible securities	4,681	38,353	—	43,034
Bonds & notes:
Corporate bonds & notes	—	681,534	—	681,534
Mortgage-backed obligations	—	198,568	—	198,568
Bonds & notes of U.S. government & government agencies	—	133,599	—	133,599
Short-term securities	—	701,407	—	701,407
Total	$13,094,872	$2,036,788	$—	$15,131,660

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,949,018
Gross unrealized depreciation on investment securities	(971,746)
Net unrealized appreciation on investment securities	977,272
Cost of investment securities for federal income tax purposes	14,154,388

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0310O-S21472

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 31, 2010